1. Nature of Operations and Significant Accounting Policies (Details Narrative) - USD ($)	2 Months Ended	12 Months Ended
	Feb. 25, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Cash and cash equivalents		$ 1,547		$ 464,118
Construction in progress		$ 1,540,918	$ 1,495,119	$ 1,426,922
Antidilutive shares		750,000
GN Ventures [Member]
Stock received in acquisition, shares	3,712,500
Warrants received in acquisition	2,500,000
Stock issued for acquisition, shares	7,988,963